Schedule of Effective Tax Rate of Provision (Benefit) For Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2023	Jul. 31, 2023
Titan Pharmaceuticals Inc [Member]
Income tax expense at the statutory rate of 17%			$ (980,000)		$ (1,084,000)
State taxes			(436,000)		11,000
Change in valuation allowance			(4,547,000)		(5,310,000)
Unrecognized deferred tax assets			1,000		2,000
Stock based compensation			74,000		218,000
Research and development credits			(185,000)		(233,000)
Tax attributes expirations			6,082,000		6,314,000
Impact of IRC 162m			(8,000)		83,000
Income taxes expense			$ 1,000		$ 1,000
TALENTEC SDN. BHD. [Member]
Income tax expense at the statutory rate of 17%	$ 50,145	$ 9,888		$ 26,049		$ 1,986
Unrecognized deferred tax assets	3,299			(25,871)		5,107
Income taxes expense
Income before income tax expense	294,968	58,172		153,227		11,686
Tax effect of non-deductible expense	1,139	83		124		98
Tax effect of other temporary differences	(1,883)	2,379		1,094		3,762
Utilize prior year tax losses which not recorded deferred tax assets	$ (52,700)	$ (12,350)		$ (1,396)		$ (10,953)